SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Feb. 14, 2024 $ / shares	Mar. 31, 2024	Feb. 29, 2024 $ / shares shares	Jan. 31, 2024 USD ($) vessel $ / shares shares	Feb. 28, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Options exercised (in shares) | shares						0	85,500	129,000
Average exercise price per share (in dollars per share)						$ 0	$ 8.87	$ 7.48
Intrinsic value of exercised options | $							$ 0.1	$ 0.1
Granted (in shares) | shares					440,000	440,000	435,000	480,000
Vesting period (in years)					3 years
Granted, initial strike price (in dollars per share)					$ 10.34	$ 10.34	$ 8.73	$ 8.79
Subsequent Event
Subsequent Event [Line Items]
Number of newbuild 7,000 CEU dual-fuel car carriers | vessel				4
Time charter term (in years)				10 years
Options exercised (in shares) | shares				43,708
Average exercise price per share (in dollars per share)				$ 6.62
Intrinsic value of exercised options | $				$ 0.5
Granted (in shares) | shares			440,000
Term of awards (in years)			five-year
Vesting period (in years)			3 years
Granted, initial strike price (in dollars per share)			$ 12.02
Dividend declared (in dollars per share)	$ 0.26
Extension term for TEU container vessels (in months)		12 months